Income taxes	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Income taxes
22	Income taxes

(a) Reconciliation of income taxes expense

	2018	2017	2016
Profit (loss) before income taxes	(100,901)	66,356	92,838
Combined statutory income taxes rate—%	34%	34%	34%

Income taxes at statutory rates	34,306	(22,561)	(31,565)
Reconciliation adjustments:
Share of loss of equity-accounted investees (a)	(269)	(240)	(378)
Effect of presumed profit of subsidiaries (b)	11,080	907	13,523
Permanent differences (c)	(26,097)	—	—
Other additions (exclusions), net	(1,035)	(822)	(23)

Income taxes benefit (expense)	17,985	(22,716)	(18,443)
Effective rate	(17.8)%	34.2%	19.9%

(a)	Refers to the effect of 34% on the share of profit (loss) of investees for the year.
(b)

Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime. The Company’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

(c)	Refers mainly to permanent differences of non-deductible expenses from share-based compensation plan and foreign exchange loss and others.

(b) Deferred income taxes

The changes in the deferred tax assets and liabilities are as follows:

	2015	Profit or loss	2016	Profit or loss	2017	Change in accounting practice	As of January 1, 2018	Profit or loss	Equity	2018
Deferred tax assets
Tax losses carryforward	—	3,613	3,613	(6)	3,607	—	3,607	757	—	4,364
Temporary differences
Financial instruments from acquisition of interests	722	269	991	6,888	7,879	—	7,879	51,287	—	59,166
Other temporary differences	1,354	779	2,133	1,501	3,634	1,450	5,084	1,501	—	6,585
Share base compensation	1,061	695	1,756	461	2,217	—	2,217	(2,217)	—	—
Tax benefit from tax deductible goodwill (a)	—	—	—	—	—	—	—	—	46,314	46,314
Amortization of intangible assets	—	117	117	1,088	1,205	—	1,205	77	—	1,282

Total deferred tax assets	3,137	5,473	8,610	9,932	18,542	1,450	19,992	51,405	46,314	117,711

Deferred tax liabilities
Financial instruments from acquisition of interests	—	(11,041)	(11,041)	(1,373)	(12,414)	—	(12,414)	(5,752)	—	(18,166)
Other temporary differences	(169)	86	(83)	(265)	(348)	—	(348)	(1,115)	—	(1,463)

Total deferred tax liabilities	(169)	(10,955)	(11,124)	(1,638)	(12,762)	—	(12,762)	(6,867)	—	(19,629)

Deferred tax assets (liabilities), net	2,968	(5,482)	(2,514)	8,294	5,780	1,450	7,230	44,538	46,314	98,082

Deferred tax assets	2,968		3,719		5,860		7,310			99,460
Deferred tax liabilities	—		(6,233)		(80)		(80)			(1,378)

(a)	Refers to the tax benefit generated from the goodwill in the acquisition of EAS interest by GA Holding.

As of December 31, 2018, the Company had unrecognized deferred income tax assets in the amount of R$ 3,545 (2017: R$ 1,006) with respect to tax loss carryforward. The net operating losses carried forward do not expire, however, their compensation is limited to 30% of the annual taxable income. The recognition of the deferred income tax assets is supported by the Company’s forecasts of the future profitability and historical results.